Concentration of Credit Risk (Details) - Schedule of single customers total accounts receivable - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer B [Member]
Concentration of Credit Risk (Details) - Schedule of single customers total accounts receivable [Line Items]
Accounts receivable, Amount	$ 12,801,742	$ 15,203,371
Accounts receivable, Percentage	30.90%	48.80%
Customer A [Member]
Concentration of Credit Risk (Details) - Schedule of single customers total accounts receivable [Line Items]
Accounts receivable, Amount	$ 5,279,171	$ 3,138,436
Accounts receivable, Percentage	12.80%	10.10%
Customer C [Member]
Concentration of Credit Risk (Details) - Schedule of single customers total accounts receivable [Line Items]
Accounts receivable, Amount	$ 4,175,607
Accounts receivable, Percentage	10.10%
Customer F [Member]
Concentration of Credit Risk (Details) - Schedule of single customers total accounts receivable [Line Items]
Accounts receivable, Amount	$ 4,523,575
Accounts receivable, Percentage	10.90%